Annual Fund Operating Expenses - SA Wellington Government and Quality Bond Portfolio	Apr. 30, 2021
Class 1
Operating Expenses:
Management Fees	0.53%
Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.57%
Class 2
Operating Expenses:
Management Fees	0.53%
Service (12b-1) Fees	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.72%
Class 3
Operating Expenses:
Management Fees	0.53%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.82%